Schedule of Investments (unaudited) March 31, 2019	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.5%

Aerospace & Defense — 1.6%
BAE Systems plc	296,903	$1,866,263
Lockheed Martin Corp.	5,925	1,778,448
Northrop Grumman Corp.	5,466	1,473,634

		5,118,345

Banks — 12.9%
Bank of America Corp.	324,941	8,965,122
Citigroup, Inc.	158,083	9,835,925
JPMorgan Chase & Co.	105,896	10,719,852
Wells Fargo & Co.	228,260	11,029,523

		40,550,422

Beverages — 2.5%
Constellation Brands, Inc., Class A	11,200	1,963,696
Diageo plc	59,901	2,451,272
PepsiCo, Inc.	27,160	3,328,458

		7,743,426

Building Products — 1.3%
Johnson Controls International plc	74,516	2,752,621
Masco Corp.	29,722	1,168,372

		3,920,993

Capital Markets — 3.6%
Charles Schwab Corp. (The)	27,277	1,166,365
Goldman Sachs Group, Inc. (The)	14,489	2,781,743
Morgan Stanley	95,066	4,011,785
State Street Corp.	51,259	3,373,355

		11,333,248

Chemicals — 1.5%
DowDuPont, Inc.	90,435	4,821,090

Communications Equipment — 0.9%
Motorola Solutions, Inc.	20,249	2,843,365

Construction Materials — 0.6%
CRH plc	62,893	1,948,711

Containers & Packaging — 0.2%
International Paper Co.	16,023	741,384

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.(a)	126,310	2,543,883

Diversified Telecommunication Services — 4.6%
BCE, Inc.	18,147	805,545
Verizon Communications, Inc.(a)	231,524	13,690,014

		14,495,559

Electric Utilities — 2.2%
FirstEnergy Corp.	112,513	4,681,666
NextEra Energy, Inc.	11,307	2,185,869

		6,867,535

Security	Shares	Value

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	57,847	$1,603,519

Food Products — 2.9%
Conagra Brands, Inc.	61,560	1,707,674
Kellogg Co.	28,392	1,629,133
Mondelez International, Inc., Class A	26,757	1,335,709
Nestle SA (Registered)	44,695	4,261,687

		8,934,203

Health Care Equipment & Supplies — 4.2%
Koninklijke Philips NV	165,945	6,780,110
Medtronic plc	69,405	6,321,407

		13,101,517

Health Care Providers & Services — 5.3%
Anthem, Inc.	19,757	5,669,864
CVS Health Corp.	54,400	2,933,792
Humana, Inc.	12,457	3,313,562
McKesson Corp.	17,553	2,054,754
Quest Diagnostics, Inc.	12,700	1,141,984
UnitedHealth Group, Inc.	6,154	1,521,638

		16,635,594

Household Durables — 0.5%
Newell Brands, Inc.(a)	92,964	1,426,068

Household Products — 0.8%
Procter & Gamble Co. (The)	23,865	2,483,153

Industrial Conglomerates — 2.1%
3M Co.	9,184	1,908,252
General Electric Co.	161,595	1,614,334
Honeywell International, Inc.	6,596	1,048,236
Siemens AG (Registered)	20,055	2,156,764

		6,727,586

Insurance — 7.8%
American International Group, Inc.	126,691	5,455,314
Arthur J Gallagher & Co.	39,669	3,098,149
Marsh & McLennan Cos., Inc.	33,014	3,100,015
MetLife, Inc.	138,247	5,885,175
Travelers Cos., Inc. (The)	26,278	3,604,290
Willis Towers Watson plc	18,930	3,325,055

		24,467,998

IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	63,182	4,577,536

Leisure Products — 0.2%
Mattel, Inc.(a)(b)	54,523	708,799

Machinery — 0.3%
Pentair plc	22,257	990,659

Media — 1.7%
Comcast Corp., Class A	129,737	5,186,885

Multiline Retail — 1.1%
Dollar General Corp.	28,378	3,385,495

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	31,244	$1,856,206

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	58,896	2,678,590
BP plc	1,111,901	8,074,044
Enterprise Products Partners LP(a)	185,186	5,388,913
Marathon Oil Corp.	60,675	1,013,879
Marathon Petroleum Corp.	69,329	4,149,341
ONEOK, Inc.	35,861	2,504,532
Suncor Energy, Inc.	71,527	2,319,621
TOTAL SA, ADR(a)	21,839	1,215,340
Williams Cos., Inc. (The)	172,893	4,965,487

		32,309,747

Personal Products — 0.6%
Unilever NV, NYRS	34,433	2,007,100

Pharmaceuticals — 7.3%
AstraZeneca plc	69,271	5,529,311
Bayer AG (Registered)	29,849	1,922,034
Novartis AG, ADR	39,939	3,839,735
Novo Nordisk A/S, ADR(a)	35,729	1,868,984
Pfizer, Inc.	232,182	9,860,770

		23,020,834

Road & Rail — 0.5%
Union Pacific Corp.	8,864	1,482,061

Semiconductors & Semiconductor Equipment — 2.4%
Marvell Technology Group Ltd.	92,880	1,847,383
QUALCOMM, Inc.	62,842	3,583,879
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	47,641	1,951,376

		7,382,638

Software — 5.7%
Constellation Software, Inc.	1,888	1,600,000
Microsoft Corp.	64,475	7,604,181
Oracle Corp.	164,046	8,810,911

		18,015,092

Security	Shares	Value

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	20,819	$2,279,056

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	11,884	2,257,366
Samsung Electronics Co. Ltd., GDR(c)	3,712	3,648,807
Samsung Electronics Co. Ltd., GDR(c)	1,344	1,318,464

		7,224,637

Tobacco — 1.5%
Altria Group, Inc.	82,569	4,741,938

Total Common Stocks — 93.5% (Cost: $264,132,705)		293,476,282

Total Long-Term Investments — 93.5% (Cost: $264,132,705)		293,476,282

Short-Term Securities — 12.6%(d)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	20,478,824	20,478,824
SL Liquidity Series, LLC, Money Market Series, 2.67%(e)	19,140,768	19,146,510

Total Short-Term Securities — 12.6% (Cost: $39,623,839)		39,625,334

Total Investments — 106.1% (Cost: $303,756,544)		333,101,616

Liabilities in Excess of Other Assets — (6.1)%		(19,214,658)

Net Assets — 100.0%		$313,886,958

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,001,000	477,824	20,478,824	$20,478,824	$117,070		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,383,011	12,757,757	19,140,768	19,146,510	7,554	(b)	3,334	1,708

				$39,625,334	$124,624		$3,334	$1,708

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Equity Dividend V.I. Fund

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR — American Depositary Receipt

GDR — Global Depositary Receipts

NYRS — New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Aerospace & Defense	$3,252,082	$1,866,263	$—	$5,118,345
Banks	40,550,422	—	—	40,550,422
Beverages	5,292,154	2,451,272	—	7,743,426
Building Products	3,920,993	—	—	3,920,993
Capital Markets	11,333,248	—	—	11,333,248
Chemicals	4,821,090	—	—	4,821,090
Communications Equipment	2,843,365	—	—	2,843,365
Construction Materials	—	1,948,711	—	1,948,711
Containers & Packaging	741,384	—	—	741,384

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$2,543,883	$—	$—	$2,543,883
Diversified Telecommunication Services	14,495,559	—	—	14,495,559
Electric Utilities	6,867,535	—	—	6,867,535
Energy Equipment & Services	1,603,519	—	—	1,603,519
Food Products	4,672,516	4,261,687	—	8,934,203
Health Care Equipment & Supplies	6,321,407	6,780,110	—	13,101,517
Health Care Providers & Services	16,635,594	—	—	16,635,594
Household Durables	1,426,068	—	—	1,426,068
Household Products	2,483,153	—	—	2,483,153
Industrial Conglomerates	4,570,822	2,156,764	—	6,727,586
Insurance	24,467,998	—	—	24,467,998
IT Services	4,577,536	—	—	4,577,536
Leisure Products	708,799	—	—	708,799
Machinery	990,659	—	—	990,659
Media	5,186,885	—	—	5,186,885
Multiline Retail	3,385,495	—	—	3,385,495
Multi-Utilities	1,856,206	—	—	1,856,206
Oil, Gas & Consumable Fuels	24,235,703	8,074,044	—	32,309,747
Personal Products	2,007,100	—	—	2,007,100
Pharmaceuticals	15,569,489	7,451,345	—	23,020,834
Road & Rail	1,482,061	—	—	1,482,061
Semiconductors & Semiconductor Equipment	7,382,638	—	—	7,382,638
Software	18,015,092	—	—	18,015,092
Specialty Retail	2,279,056	—	—	2,279,056
Technology Hardware, Storage & Peripherals	2,257,366	4,967,271	—	7,224,637
Tobacco	4,741,938	—	—	4,741,938
Short-Term Securities	20,478,824	—	—	20,478,824

Subtotal	$273,997,639	$39,957,467	$—	$313,955,106

Investments valued at NAV(a)				19,146,510

Total Investments				$333,101,616

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

4